Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following as of June 30,

	2020	2019

Office equipment at cost	$26,299	$26,749
Less: Accumulated depreciation	(20,552)	(18,332)

Total property, plant, and equipment	$5,747	$8,417